ADVANCE TO SUPPLIERS, NET	6 Months Ended
Mar. 31, 2026
Advance To Suppliers Net
ADVANCE TO SUPPLIERS, NET

NOTE 6 – ADVANCE TO SUPPLIERS, NET

Advance to suppliers, net consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Advance for products and services from third parties	$8,606,539	$7,728,834
Less: allowance for expected credit losses	(4,496,482)	(3,196,567)
Advance to suppliers, net	$4,110,057	$4,532,267

The movement of allowance for credit losses for the six months ended March 31, 2026 and 2025 was as follows:

	2026	2025
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$3,196,567	$1,669,088
Addition during the six-month period	1,197,262	1,907,921
Exchange differences	102,653	(39,715)
Balance at end of the period	$4,496,482	$3,537,294